Related-Party Transactions - Additional Information (Details) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 19, 2015
Related Party Transaction [Line Items]
Notes receivable forgiven					$ 372,000
Recourse portion of note, percentage					25.00%
Non-recourse portion of note, percentage					75.00%
Stock-based compensation expense	$ 716,000	$ 326,000	$ 1,451,000	$ 1,019,000
Promissory Note | Director
Related Party Transaction [Line Items]
Notes receivable forgiven							$ 1,056,000
Recourse portion of note, percentage							25.00%
Recourse portion of promissory note and related accumulated interest							$ 264,000
Non-recourse portion of note, percentage							75.00%
Fair value of stock							$ 25.52
Nonrecourse portion of promissory note and related accumulated interest							$ 272,000
Stock-based compensation expense					$ 536,000
Research and development
Related Party Transaction [Line Items]
Stock-based compensation expense	$ 375,000	$ 164,000	725,000	519,000	671,000	$ 787,000
Stockholders
Related Party Transaction [Line Items]
Payable to related party					140,000	5,000
Stockholders | Research and development
Related Party Transaction [Line Items]
Payments made to stockholders			$ 772,000	$ 896,000	$ 1,295,000	$ 2,300,000